Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2023
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of share-based compensation restricted stock and restricted stock units activity

Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2020 2,423,012 $ 2.95
Granted
8,260,000

2.85
Vested
(1,168,363)

3.20
Outstanding as of December 31, 2021
9,514,649 $
2.83
Granted 1,470,000

4.15
Vested
(3,118,060)

2.86
Outstanding as of December 31, 2022
7,866,589 $
3.07
Granted 1,750,000 4.54
Vested (2,822,753) 3.05
Outstanding as of December 31, 2023 6,793,836 $ 3.45